Cover	Jun. 17, 2020	May 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 02, 2020
Entity Registrant Name	AMC NETWORKS INC.
Entity Central Index Key		0001514991
Amendment Flag		false
Entity Incorporation, State or Country Code		DE
Entity File Number	1-35106
Entity Tax Identification Number		27-5403694
Entity Address, Address Line One		11 Penn Plaza
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10001
City Area Code	212
Local Phone Number	324-8500
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Class A Common Stock, par value $0.01 per share
Trading Symbol		AMCX
Security Exchange Name		NASDAQ
Entity Emerging Growth Company	false